INCOME TAXES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets relating to:
Allowance for loan losses	$ 628	$ 650
Stock options	23	26
Amortization of intangibles	7	13
Foreclosed asset basis differences	207	359
Unrealized loss on AFS securities	148	127
SERP liability	795	861
Nonaccrual loan interest	156	124
Net operating/economic loss carryforwards	1,984	2,538
Other	217	277
Total deferred tax assets	4,165	4,975
Net deferred tax assets	4,165	4,975
Deferred tax liabilities relating to:
Prepaid expenses	(124)	(113)
Fixed assets	(444)	(437)
Fair value acquisition adjustments, net	(291)	(335)
Total deferred tax liabilities	(859)	(885)
Net recorded deferred tax asset	$ 3,306	$ 4,090